Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarizes the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2017	2,031,940	0.48	4.7
Exercised	(332,754)	0.41

Outstanding, December 31, 2017	1,699,186	0.49	3.5	1,432

Vested and expected to vest at December 31, 2017	1,699,186	0.49	3.5	1,432

Exercisable as of December 31, 2017	1,699,186	0.49	3.5	1,432

Restricted Stock Units Activity

The following table summarizes the Company’s RSUs activity under the 2014 Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2017	2,271,684	13.25	8.5
Granted	1,080,260	6.31
Vested	(1,762,733)	10.35
Forfeited	(72,313)	11.52

Unvested, December 31, 2017	1,516,898	11.76	7.9	12,105

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cost of revenues	12,422	(4,110)	(277)	(43)
Sales and marketing expenses	13,488	2,490	(681)	(104)
General and administrative expenses	153,814	123,273	47,945	7,369
Research and development expenses	10,303	(2,924)	142	22

	190,027	118,729	47,129	7,244